Allowance For Loan Losses (Tables)	12 Months Ended
Dec. 31, 2014
Allowance for Loan and Lease Losses, Adjustments, Net [Abstract]
Schedule Of Allowance For Loan Loss By Portfolio Segment
The following summarizes the activity in the allowance for loan loss, by portfolio segment (in thousands).  The following also presents the balance in the allowance for loan loss disaggregated on the basis of the Company’s impairment measurement method and the related recorded investment in loans, by portfolio segment (in thousands).

	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2014
Allowance for loan loss
Beginning balance	$1,139	$10,775	$6,057	$1,672	$77	$855	$20,575
Charge-offs	323	1,925	1,762	309	188	1,415	5,922
Recoveries	89	113	187	—	204	850	1,443
Provision	394	(42)	2,726	132	(8)	569	3,771
Provision for acquired loans with deteriorated credit quality	283	—	—	—	—	—	283
Ending balance	$1,582	$8,921	$7,208	$1,495	$85	$859	$20,150

December 31, 2013
Allowance for loan loss
Beginning balance	$498	$10,440	$5,229	$1,699	$81	$862	$18,809
Charge-offs	1,040	2,187	2,181	295	454	1,483	7,640
Recoveries	84	785	234	—	327	1,128	2,558

Provision	1,308	1,431	2,775	266	123	348	6,251
Provision for acquired loans with deteriorated credit quality	$289	$306	$—	$2	$—	$—	597
Ending balance	$1,139	$10,775	$6,057	$1,672	$77	$855	$20,575

As of December 31, 2014
Allowance for loan loss
Evaluated for impairment:
Individually	$—	$252	$—	$—	$—	$—	$252
Collectively	1,540	7,898	7,208	1,429	85	859	19,019
Acquired with deteriorated credit quality	42	771	—	66	—	—	879
Total	$1,582	$8,921	$7,208	$1,495	$85	$859	$20,150

Loans
Evaluated for impairment:
Individually	$—	$6,023	$449	$297	$—	$—	$6,769
Collectively	131,955	1,017,148	1,293,748	142,743	39,572	2,802	2,627,968
Acquired with deteriorated credit quality	686	13,567	379	2,564	133	—	17,329
Total	$132,641	$1,036,738	$1,294,576	$145,604	$39,705	$2,802	$2,652,066

As of December 31, 2013
Allowance for loan loss
Evaluated for impairment:
Individually	$—	$880	$—	$—	$—	$—	$880
Collectively	827	9,615	6,054	1,672	77	855	19,100
Acquired with deteriorated credit quality	312	280	3	—	—	—	595
Total	$1,139	$10,775	$6,057	$1,672	$77	$855	$20,575

Loans
Evaluated for impairment:
Individually	$—	$11,837	$459	$298	$—	$—	$12,594
Collectively	146,318	1,020,657	1,201,894	145,025	46,292	3,905	2,564,091
Acquired with deteriorated credit quality	1,984	24,554	2,097	767	110	—	29,512
Total	$148,302	$1,057,048	$1,204,450	$146,090	$46,402	$3,905	$2,606,197

Schedule Of Credit Quality Indicators
The following table presents the Company's commercial loans by credit quality indicators, by class (in thousands):

	Commercial and industrial	Commercial real estate	Total
December 31, 2014
Pass	$120,905	$978,492	$1,099,397
Special mention	761	15,103	15,864
Substandard	10,575	42,691	53,266
Doubtful	400	452	852
Total	$132,641	$1,036,738	$1,169,379

December 31, 2013
Pass	$141,818	$974,368	$1,116,186
Special mention	648	20,072	20,720
Substandard	5,416	62,139	67,555
Doubtful	420	469	889
Total	$148,302	$1,057,048	$1,205,350

The following table presents the Company's non-commercial loans by payment performance, by class (in thousands):

	Performing	Non-Performing	Total
December 31, 2014
Residential real estate	$1,292,012	$2,564	$1,294,576
Home equity - junior lien	145,506	98	145,604
Consumer	39,692	13	39,705
DDA overdrafts	2,802	—	2,802
Total	$1,480,012	$2,675	$1,482,687

December 31, 2013
Residential real estate	$1,201,631	$2,819	$1,204,450
Home equity - junior lien	145,812	278	146,090
Consumer	46,353	49	46,402
DDA overdrafts	3,900	5	3,905
Total	$1,397,696	$3,151	$1,400,847

Schedule Of Aging Analysis Of Accruing And Non-Accruing Loans
The following presents an aging analysis of the Company’s accruing and non-accruing loans, by class (in thousands). The purchased credit-impaired loan column represents the purchased credit-impaired loans that the Company acquired that are contractually past due; however, are still performing in accordance with the Company's initial expectations.

	Originated Loans
	December 31, 2014
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$1,200,177	$4,235	$758	$169	$—	$2,259	$1,207,598
Home equity - junior lien	142,624	561	155	30	—	68	143,438
Commercial and industrial	120,950	100	—	210	—	78	121,338
Commercial real estate	877,437	479	—	—	—	7,330	885,246
Consumer	33,178	119	78	1	—	—	33,376
DDA overdrafts	2,483	317	2	—	—	—	2,802
Total	$2,376,849	$5,811	$993	$410	$—	$9,735	$2,393,798

	Acquired Loans
	December 31, 2014
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$86,129	$714	$—	$—	$—	$135	$86,978
Home equity - junior lien	2,164	2	—	—	—	—	2,166
Commercial and industrial	10,123	143	—	—	—	1,037	11,303
Commercial real estate	144,721	892	210	—	1,270	4,399	151,492
Consumer	6,108	172	36	13	—	—	6,329
DDA overdrafts	—	—	—	—	—	—	—
Total	$249,245	$1,923	$246	$13	$1,270	$5,571	$258,268

	Total Loans
	December 31, 2014
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$1,286,306	$4,949	$758	$169	$—	$2,394	$1,294,576
Home equity - junior lien	144,788	563	155	30	—	68	145,604
Commercial and industrial	131,073	243	—	210	—	1,115	132,641
Commercial real estate	1,022,158	1,371	210	—	1,270	11,729	1,036,738
Consumer	39,286	291	114	14	—	—	39,705
DDA overdrafts	2,483	317	2	—	—	—	2,802
Total	$2,626,094	$7,734	$1,239	$423	$1,270	$15,306	$2,652,066

	Originated Loans
	December 31, 2013
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$1,096,911	$4,123	$495	$231	$—	$1,905	$1,103,665
Home equity - junior lien	141,967	880	—	42	—	236	143,125
Commercial and industrial	128,015	—	—	—	—	79	128,094
Commercial real estate	852,090	668	—	—	—	13,097	865,855
Consumer	32,647	172	7	4	—	—	32,830
DDA overdrafts	3,511	374	15	5	—	—	3,905
Total	$2,255,141	$6,217	$517	$282	$—	$15,317	$2,277,474

	Acquired Loans
	December 31, 2013
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$99,089	$842	$172	$—	$—	$682	$100,785
Home equity - junior lien	2,965	—	—	—	—	—	2,965
Commercial and industrial	18,253	—	80	—	—	1,875	20,208
Commercial real estate	176,018	2,772	273	109	7,534	4,487	191,193
Consumer	12,876	622	29	45	—	—	13,572
DDA overdrafts	—	—	—	—	—	—	—
Total	$309,201	$4,236	$554	$154	$7,534	$7,044	$328,723

	Total Loans
	December 31, 2013
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$1,196,000	$4,965	$667	$231	$—	$2,587	$1,204,450
Home equity - junior lien	144,932	880	—	42	—	236	146,090
Commercial and industrial	146,268	—	80	—	—	1,954	148,302
Commercial real estate	1,028,108	3,440	273	109	7,534	17,584	1,057,048
Consumer	45,523	794	36	49	—	—	46,402
DDA overdrafts	3,511	374	15	5	—	—	3,905
Total	$2,564,342	$10,453	$1,071	$436	$7,534	$22,361	$2,606,197

Schedule Of Impaired Loans
The following presents the Company’s impaired loans, by class (in thousands):

	December 31, 2014			December 31, 2013
		Unpaid			Unpaid
	Recorded	Principal	Related	Recorded	Principal	Related
	Investment	Balance	Allowance	Investment	Balance	Allowance
With no related allowance recorded:
Residential real estate	$449	$449	$—	$459	$459	$—
Home equity - junior liens	297	297	—	298	298	—
Commercial and industrial	—	—	—	—	—	—
Commercial real estate	4,631	4,631	—	8,421	8,361	—
Consumer	—	—	—	—	—	—
DDA overdrafts	—	—	—	—	—	—
Total	$5,377	$5,377	$—	$9,178	$9,118	$—

With an allowance recorded
Residential real estate	$—	$—	$—	$—	$—	$—
Home equity - junior liens	—	—	—	—	—	—
Commercial and industrial	—	—	—	—	—	—
Commercial real estate	1,392	1,392	252	3,416	3,416	880
Consumer	—	—	—	—	—	—
DDA overdrafts	—	—	—	—	—	—
Total	$1,392	$1,392	$252	$3,416	$3,416	$880

Schedule Of Information Related To Average Recorded Investment And Interest Income Recognized On Impaired Loans
The following table presents information related to the average recorded investment and interest income recognized on the Company’s impaired loans, by class (in thousands):

	For the year ended
	December 31, 2014		December 31, 2013
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized
With no related allowance recorded:
Residential real estate	$452	$—	$463	$—
Home equity - junior liens	297	—	298	—
Commercial and industrial	—	—	—	—
Commercial real estate	6,657	17	9,006	57
Consumer	—	—	—	—
DDA overdrafts	—	—	—	—
Total	$7,406	$17	$9,767	$57

With an allowance recorded
Residential real estate	$—	$—	$—	$—
Home equity - junior liens	—	—	—	—
Commercial and industrial	—	—	—	—
Commercial real estate	1,725	128	3,324	—
Consumer	—	—	—	—
DDA overdrafts	—	—	—	—
Total	$1,725	$128	$3,324	$—

Schedule Of Troubled Debt Restructurings
The following tables set forth the Company’s TDRs (in thousands):

	December 31, 2014			December 31, 2013
		Non-			Non-
	Accruing	Accruing	Total	Accruing	Accruing	Total
Commercial and industrial	$73	$—	$73	$88	$—	$88
Commercial real estate	2,263	—	2,263	1,783	—	1,783
Residential real estate	17,946	545	18,491	18,651	1,693	20,344
Home equity	2,673	15	2,688	2,859	14	2,873
Consumer	—	—	—	—	—	—
	$22,955	$560	$23,515	$23,381	$1,707	$25,088

	New TDRs			New TDRs
	For the year ended			For the year ended
	December 31, 2014			December 31, 2013
		Pre	Post		Pre	Post
		Modification	Modification		Modification	Modification
		Outstanding	Outstanding		Outstanding	Outstanding
	Number of	Recorded	Recorded	Number of	Recorded	Recorded
	Contracts	Investment	Investment	Contracts	Investment	Investment
Commercial and industrial	—	$—	$—	1	$88	$88
Commercial real estate	1	428	428	3	1,564	1,559
Residential real estate	35	2,381	2,381	36	4,041	4,041
Home equity	10	211	211	17	473	473
Consumer	—	—	—	—	—	—
	46	$3,020	$3,020	57	$6,166	$6,161